Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	£ 3,462	£ 3,717
Wages and salaries	1,465	1,683
Social security	125	126
ViiV Healthcare put option	915	848
Other payables	420	346
Deferred income	171	222
Customer return and rebate accruals	6,486	6,799
Other accruals	2,291	2,103
Trade and other payables	£ 15,335	£ 15,844